Long-Term Deposits	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
LONG-TERM DEPOSITS

10. LONG-TERM DEPOSITS

Long-term deposits as of December 31, 2020 and 2019 consisted of:

	December 31, 2020	December 31, 2019

Rental deposits	$149,175	$132,043
Prepayments for equipment	147,050	162,563
	$296,225	$294,606